Summary of Significant Accounting Policies - Shipping and handling costs, Research and development (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shipping and Handling | Manufacturing Segment
Segment, Reconciliation of Other Items from Segments to Consolidated [Line Items]
Selling and distribution expenses	$ 233,039	$ 330,909	$ 237,947